Interests in equity-accounted investees - Associates that are not individually material (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interests in equity-accounted investees
Investments in associate	¥ 2,193,937	¥ 38,567
Not individually material
Interests in equity-accounted investees
Share of the associates' profit for the year	13,663	22,915
Share of the associates' total comprehensive income	13,663	22,915
Investments in associate	¥ 12,810	¥ 38,567